Investment Objectives and Goals - VictoryShares Municipal High Yield ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Municipal High Yield ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Municipal High Yield ETF (the “Fund”) seeks to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation.